Share-based payments - Summary of Changes in Stock Options and Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2025 shares € / shares
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	3,869,188
Granted	630,000
Exercised (Vested and Settled)	(138,635)
Forfeited	0
Expired Options	(139,167)
Ending balance	4,221,386
Weighted average exercise price, Beginning balance | € / shares	€ 12.36
Weighted average exercise price, Granted | € / shares	14.74
Weighted average exercise price, Exercised (Vested and Settled) | € / shares	1.66
Weighted average exercise price, Forfeited | € / shares	0
Weighted average exercise price, Expired Options | € / shares	16.55
Weighted average exercise price, Ending balance | € / shares	€ 12.29
Restricted Stock Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Beginning balance	1,272,790
Granted	614,655
Exercised (Vested and Settled)	(286,389)
Forfeited	(18,219)
Expired Options	0
Ending balance	1,582,837